UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [ ];         Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Vermillion Asset Management, LLC
Address:               267 Fifth Avenue, 7th Floor
                       New York, NY  10016

Form 13F File Number:  28-12729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Zuech
Title:     Chief Compliance Officer
Phone:     212-683-8816

Signature, Place and Date of Signing:

/s/ Christopher Zuech              New York, NY               August 9, 2011

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                            0

Form 13F Information Table Entry Total                       27

Form 13F Information Table Value Total:    $788,850 (thousands)

List of Other Included Managers:  NONE

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
------------------------------------------------------------------------------------------------------------------------------------
Column 1                      Column 2  Column 3   Column 4            Column 5        Column 6    Column 7      Column 8
                                                              Shares or
                              Title of               Value    Principal  SH/    PUT/  Investment   Other      Voting Authority
Name of Issuer                Class       Cusip    (x$1,000)    Amount   PRN    CALL  Discretion  Managers  Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------

BOEING CO COM                 COM       097023105       500      7,000   SH              SOLE       NONE
CME GROUP INC COM             COM       12572Q105     1,700      6,000   SH              SOLE       NONE
CMS ENERGY CORP COM           COM       125896100       500     26,000   SH              SOLE       NONE
CAMPBELL SOUP CO COM          COM       134429109       500     14,000   SH              SOLE       NONE
SPDR GOLD TRUST GOLD SHS      COM       78463V107   121,180    830,000   SH              SOLE       NONE
GAP INC DEL COM               COM       364760108       470     26,000   SH              SOLE       NONE
NORDSTROM INC COM             COM       655664100       500     11,000   SH              SOLE       NONE
NOBLE ENERGY INC COM          COM       655044105       500      6,000   SH              SOLE       NONE
PG&E CORP COM                 COM       69331C108       500     12,000   SH              SOLE       NONE
PALL CORP COM                 COM       696429307       500      9,000   SH              SOLE       NONE
ROWAN COS INC COM             COM       779382100       500     14,000   SH              SOLE       NONE
SEALED AIR CORP NEW COM       COM       81211K100       500     22,000   SH              SOLE       NONE
ISHARES SILVER TRUST ISHARES  COM       46428Q109    50,700  1,500,000   SH              SOLE       NONE
SPDR TR UNIT SER 1            COM       78462F103     1,200     10,000   SH              SOLE       NONE
TECO ENERGY INC               COM       872375100       500     27,000   SH              SOLE       NONE
SPDR GOLD TRUST GOLD SHS      CALL      78463V907    22,500    400,000          CALL     SOLE       NONE
SPDR GOLD TRUST GOLD SHS      CALL      78463V907    28,000    500,000          CALL     SOLE       NONE
SPDR GOLD TRUST GOLD SHS      PUT       78463V957    22,500    400,000          PUT      SOLE       NONE
SPDR GOLD TRUST GOLD SHS      PUT       78463V957    28,100    500,000          PUT      SOLE       NONE
ISHARES SILVER TRUST ISHARES  PUT       46428Q959    36,200  1,070,000          PUT      SOLE       NONE
ISHARES SILVER TRUST ISHARES  PUT       46428Q959    22,500    667,300          PUT      SOLE       NONE
SPDR TR UNIT SER 1            PUT       78462F953   132,000  1,000,000          PUT      SOLE       NONE
SPDR TR UNIT SER 1            PUT       78462F953   132,000  1,000,000          PUT      SOLE       NONE
SPDR TR UNIT SER 1            CALL      78462F903    46,200    350,000          CALL     SOLE       NONE
SPDR TR UNIT SER 1            CALL      78462F903    46,200    350,000          CALL     SOLE       NONE
SPDR TR UNIT SER 1            PUT       78462F953    46,200    350,000          PUT      SOLE       NONE
SPDR TR UNIT SER 1            PUT       78462F953    46,200    350,000          PUT      SOLE       NONE
                                                    788,850
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